Employees' Rights upon Retirement (Tables)	12 Months Ended
Dec. 31, 2016
Employees' Rights upon Retirement [Abstract]
Summary of amounts accrued and the portions funded, with severance pay funds and by the insurance policies
	December 31,
	2 0 1 6	2 0 1 5
	U.S. dollars in thousands

Accrued severance pay	$1,687	$1,786
Less - amounts funded (presented in “investment and other non-current assets”)	(1,565)	(1,623)
Unfunded balance	$122	$163